INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	1 - 8 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Intangible assets consisted of the following as of December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets:
Customer Relationships	$31,300	$(15,736)	$15,564	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,750)	350	2,100	(1,680)	420
Permit Application Costs	20,699	(18,270)	2,429	17,351	(15,980)	1,371
Other Intangibles[1]	6,013	(6,013)	—	6,013	(5,886)	127
Indefinite-Lived Intangible Assets:
Licenses	275,651	—	275,651	275,671	—	275,671
Total Intangible Assets	$335,763	$(41,769)	$293,994	$332,135	$(35,169)	$296,966
1As of December 31, 2023, Other Intangibles include non-compete agreements, non-solicitation agreements, and related amortization.

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consisted of the following as of December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets:
Customer Relationships	$31,300	$(15,736)	$15,564	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,750)	350	2,100	(1,680)	420
Permit Application Costs	20,699	(18,270)	2,429	17,351	(15,980)	1,371
Other Intangibles[1]	6,013	(6,013)	—	6,013	(5,886)	127
Indefinite-Lived Intangible Assets:
Licenses	275,651	—	275,651	275,671	—	275,671
Total Intangible Assets	$335,763	$(41,769)	$293,994	$332,135	$(35,169)	$296,966
1As of December 31, 2023, Other Intangibles include non-compete agreements, non-solicitation agreements, and related amortization.

Schedule of Finite-Lived Intangible Assets Amortization Expense
The following table reflects the amortization expense related to definite-lived intangible assets for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Amortization expense included in cost of goods sold and ending inventory	$3,245	$3,347
Amortization expense included in selling, general and administrative expense	3,861	3,699
Total amortization expense	$7,106	$7,046
The following table reflects amortization expense capitalized to cost of goods sold and amortization expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense included in cost of goods sold	$3,058	$3,972
Capitalized expense to inventory for prior periods	977	1,585

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table outlines the estimated amortization expense related to intangible assets for each of the next five years:

($ in thousands)	Estimated Amortization Expense
2025	$6,119
2026	4,271
2027	3,281
2028	2,963
2029	1,709
Total estimated amortization expense	$18,343

Schedule of Goodwill
The changes in carrying amount of goodwill are as follows for the years ended December 31, 2023 and December 31, 2024:

($ in thousands)	Total
Balance at January 1, 2023	$330,555
Impairment loss	(50,858)
Balance at December 31, 2023	279,697
Additions from acquisitions	3,637
Measurement period adjustments	150
Balance at December 31, 2024	$283,484